Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Toews Tactical Income Fund | Toews Tactical Income Fund
Prospectus [Line Items]
Annual Return [Percent]	4.03%	5.47%	4.50%	(5.33%)	0.28%	5.21%	7.37%	(0.80%)	3.00%	10.46%
Toews Hedged U.S. Fund | Toews Hedged U.S. Fund
Prospectus [Line Items]
Annual Return [Percent]	14.60%	2.87%	16.97%	(12.49%)	2.59%	30.43%	19.50%	(4.29%)	20.33%	(5.28%)
Toews Hedged Opportunity Fund | Toews Hedged Opportunity Fund
Prospectus [Line Items]
Annual Return [Percent]	8.77%	(5.37%)	9.18%	(12.49%)	(1.37%)	34.68%	10.05%	(8.51%)	11.26%	(5.28%)
Toews Unconstrained Income Fund | Toews Unconstrained Income Fund
Prospectus [Line Items]
Annual Return [Percent]	3.55%	4.53%	3.08%	(4.36%)	(0.20%)	2.58%	6.97%	(2.83%)	2.42%	7.89%
Toews Managed Risk Equity Fund | Toews Managed Risk Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	10.89%	2.84%	7.68%	(16.62%)	12.14%	17.11%	22.12%	(7.30%)	15.77%